Financial Instruments by Category - Summary of Company's Financial Assets Measured at Fair Value (Parenthetical) (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	$ 190,532	$ 218,122	$ 152,026
Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	$ 19,052